Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Assets, Liabilities and Results of Distributed Entities

The assets and liabilities distributed are as follows:

RMB
Cash and cash equivalents	94,069
Held-to-maturity instruments	43,000
Accounts receivable	75,988
Prepaid expenses and other current assets	12,974
Deferred tax assets	18,682
Property and equipment, net	15,557
Intangible assets, net	71,540
Goodwill	185,922
Accrued expenses and other payables	(92,872)
Deferred revenue	(15,753)
Deferred tax liabilities	(70,311)
Other liabilities	(13,560)

325,236

The results of the distributed entities are as follows:

Year ended December 31, 2011
RMB
Net revenues	92,249
Cost of revenues	(54,567)

Gross profit	37,682
Operating expenses:
Sales and marketing expenses	(33,290)
General and administrative expenses	(8,553)
Product development expenses	(8,630)

Operating loss	(12,791)
Other income	1,705

Loss before income tax expenses	(11,086)
Income tax benefit	6,904

loss from discontinued operations	(4,182)